COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.25

Data Compare
Run Date - 08/26/2026 10:09:29 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	XXXX	4350122777	Doc Type	Alternative	Bank Statement 12 Mo	Verified with approval
XXXX	XXXX	XXXX	4350122777	PITI	XXXX	XXXX	Verified with final CD
XXXX	XXXX	XXXX	4350122777	Property Zip	XXXX	XXXX	Verified
XXXX	XXXX	XXXX	4350122777	QM Status	Exempt	Non-QM	verified